Supplement dated November 3, 2008 to the MTB Retail Funds Prospectus, the MTB Institutional

Funds Prospectus and the MTB Retail Funds – Money Market Funds Prospectus (hereinafter collectively, the “Funds”), each dated August 31, 2008

Effective on the close of business on December 31, 2008, the Funds’ Class B Shares will no longer be available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Funds on that date will retain their current Class B Shares, but will not be able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. You may still redeem your Class B Shares at any time, subject to any applicable deferred sales charges. You will also retain the ability to exchange your Class B Shares for Class B Shares of other funds in the MTB Group of Funds. Additionally, Rule 12b-1 fees will continue to be assessed and collected on the Class B Shares of the Funds.

* * * * *

A description of the Funds’ Portfolio Holdings Disclosure Policy, which addresses the disclosure of the Funds’ portfolio securities, is available in the Funds’ Statement of Additional Information.

Supplement dated November 3, 2008 to the Combined Retail/Institutional/Money Market Funds

Statement of Additional Information (“SAI”) dated August 31, 2008

Effective on the close of business on December 31, 2008, the Funds’ Class B Shares will no longer be available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Funds on that date will retain their current Class B Shares, but will not be able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. You may still redeem your Class B Shares at any time, subject to any applicable deferred sales charges. You will also retain the ability to exchange your Class B Shares for Class B Shares of other funds in the MTB Group of Funds. Additionally, Rule 12b-1 fees will continue to be assessed and collected on the Class B Shares of the Funds.

The following amends and replaces certain information on page 77-78 of the Combined Retail/Institutional/Money Market Funds’ Statement of Additional Information under the section entitled “Portfolio Holdings Information”:

PORTFOLIO HOLDINGS INFORMATION

To address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates concerning the release of portfolio holdings information, MTBIA and the Funds have adopted policies and procedures regarding the disclosure and release of portfolio holdings information. The Board of Trustees has approved the policies and procedures.

The Funds’ and the Advisor’s overall policy with respect to the release of portfolio holdings information is to release it consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, a Fund will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.

Consistent with current law, each Fund posts onto the Funds’ website (www.mtbfunds.com) substantially all of its securities holdings, updated monthly, as of a date that is not less than thirty (30) days prior to the date of inclusion of the information on the website. From time to time, a Fund may, in addition, post onto the Funds’ website substantially all of its securities holdings as of a date as recent as the prior business day. The Funds disclose their complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC’s electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

The release of Portfolio Holdings Information with respect to a Fund to selected third parties in advance of its release to all Fund shareholders or the general public is permissible only if there is a legitimate business purpose for that release, doing so is in the best interests of the Fund’s shareholders, the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed agreement (including a duty not to trade on the information), and the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund’s or MTBIA’s fiduciary duties. The existence of a legitimate business purpose for the release of Portfolio Holdings Information is recognized in the case of: certain eligible third parties, as described below and listed in the Appendix to this SAI; broker-dealers that may effect transactions for the Funds, subject to duties not to trade and of confidentiality; shareholders in the process of a redemption request in-kind, if such request is deemed in the best interests of the Fund and other shareholders; and the issuer of securities regarding the number or percentage of its shares that are owned by a Fund. Eligible third parties may not be required to execute a confidentiality agreement insofar as they are otherwise subject to duties of confidentiality and duties not to trade on the nonpublic information received.

Persons that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings on an ongoing basis in connection with the services that they provide to the Funds (they are included on the list in the Appendix to this SAI). Persons that are approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

In other cases, the determination of whether a Fund has a legitimate business purpose for releasing Portfolio Holdings Information selectively in advance of its public release shall be made by the Funds’ Chief Compliance Officer following a request submitted in writing.

The attraction of additional assets to a Fund will not in and of itself be deemed to be a legitimate business purpose. No consideration may be received by a Fund, the Advisor, a Sub-Adviser, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information.

The Fund’s Chief Compliance Officer conducts periodic reviews of compliance with the procedures and provides annually a report to the Board of Trustees regarding the operation of the procedures and any material changes recommended as a result of such review. The Chief Compliance Officer also reports annually to the Board on exceptions that are granted as described above along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

For purposes of the Funds’ policy and procedures, “portfolio holdings information” does not include aggregate, composite or descriptive information relating to a Fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for a Fund (“Analytical Information”), or information about a Fund’s derivative positions. Analytical Information generally includes, without limitation: (1) descriptions of allocations among asset classes, industries/sectors, regions, and countries (e.g., percentages of foreign securities holdings); (2) aggregated data such as average or median ratios, market capitalization, credit quality, duration, sharpe ratio, beta, and standard deviation; (3) performance attributions by industry, sector or country; and (4) aggregated risk statistics. In addition, other information may also be deemed to be Analytical Information if, in the reasonable belief of the Funds’ Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for a Fund. Such information, if made available to anyone, will be made available to any person upon request, but may or may not be posted on the Funds’ website.

2